DECHERT LLP

1775 EYE STREET, N.W.

WASHINGTON, D.C. 20006

(202) 261-3300

January 9, 2003

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: The FBR Rushmore Fund, Inc.

File Nos. 2-99388 and 811-4369

Dear Madam or Sir:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The FBR Rushmore Fund, Inc. (the "Company") that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Company do not differ from those contained in Post-Effective Amendment No. 28 which was filed on December 31, 2002. The text of Post-Effective Amendment No. 28 was filed electronically.

Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this filing.

Very truly yours,

/s/Patrick W.D. Turley